Annual Total Returns [BarChart] - Payden Global Fixed Income Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	1.65%
Annual Return 2012	10.21%
Annual Return 2013	(1.17%)
Annual Return 2014	7.21%
Annual Return 2015	1.49%
Annual Return 2016	3.69%
Annual Return 2017	4.11%
Annual Return 2018	(0.26%)
Annual Return 2019	8.61%
Annual Return 2020	5.92%